Net Sales by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 281,370	$ 223,845	$ 132,793
Taiwan
Net sales	74,034	61,174	50,234
United States
Net sales	20,230	25,535	13,747
Japan
Net sales	5,363	2,769	2,334
Korea
Net sales	137,797	78,718	30,028
China
Net sales	37,507	49,000	30,093
Others
Net sales	$ 6,439	$ 6,649	$ 6,357